Agribusiness Receivables Certificates (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure Of Agribusiness Receivables Certificates [Abstract]
Composition and Movements of Agribusiness Receivables Certificates

(a)    Composition

	Maturity	Average interest rate June 30, 2025	June 30, 2025

Serie I	December 22, 2027	CDI + 3.00%	68,316
Serie II	December 22, 2027	14.20%	353,165
Transaction cost			(10,966)

Total			410,515

Current			410,515
Non-current			—

(b)   Movement in Agribusiness Receivables Certificates

At June 30, 2024	405,565

Transaction cost amortization	3,849
Accrued interest	57,456
Interest payment	(56,355)

At June 30, 2025	410,515